Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies and Recent Accounting Pronouncements
Preferred Shares Classification and Reclassification

Preferred Shares Classification and Reclassification

The Partnership follows the provisions of ASC 480, “Distinguishing Liabilities from Equity,” and ASC 815, “Derivatives and Hedging” to determine the classification of preferred units as permanent equity, temporary equity, or liability.

A unit that must be redeemed upon or after an event not certain to occur is not accounted for as a liability under ASC 480. Once the event becomes certain, the instrument is reclassified as a liability.

If preferred units become mandatorily redeemable, the Partnership reclassifies them at fair value from equity to liability. The difference between the carrying amount and fair value is treated as a deemed dividend and charged to net income available to common stockholders.

The guidance in ASC 260-10-S99-2 also applies. It states that if an equity-classified preferred stock is subsequently reclassified as a liability, the equity instrument is considered redeemed through the issuance of a debt instrument. Accordingly, the difference between the carrying amount in equity and the fair value as a liability is treated as a dividend for earnings per unit purposes.

Recent Accounting Pronouncements - Not Yet Adopted

Recent Accounting Pronouncements - Not Yet Adopted

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The amendments in this Update affect entities that apply the practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a transaction accounted for under Topic 805, Business Combinations. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments are expected to provide decision-useful information to investors and other financial statement users while reducing the time and effort necessary to analyze and estimate credit losses for current accounts receivable and current contract assets. An entity that elects the practical expedient, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Partnership is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.